Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 40,086	$ 38,201
Restricted cash and cash equivalents			6,910
Digital assets		171,360	129,940
Digital asset collateral receivable		9,397	12,569
Accounts receivable, net		18,932	10,926
Prepayments		32,755	21,651
Inventory		205	246
Other current assets, net		18,237	11,710
Total current assets		319,524	265,269
Non-current assets:
Equipment, net		70,526	55,981
Digital asset collateral receivable		63,140	47,827
Long-term equity investment		71
Goodwill	[1]	6,484
Deferred tax assets, net		7,860	8,601
Total non-current assets		148,081	112,409
Total assets		467,605	377,678
Current liabilities:
Accounts payables		9,850	14,119
Contract liabilities		39,068	15,757
Taxes payable		2,074	2,229
Accrued expenses and other payables		10,660	8,773
Obligation to return collateral digital assets		45,278	21,436
Total current liabilities		107,739	63,893
Non-current liabilities:
Long-term payables		101,301	101,301
Long-term loans		40,000	34,950
Deferred tax liabilities, net		16,207	15,072
Total non-current liabilities		157,508	151,323
Total liabilities		265,247	215,216
Commitments and contingencies (Note 20)
Shareholders’ equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 164,131,946 and 163,106,615 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively)	[1]	16	16
Additional paid-in capital		88,596	84,276
Non-controlling interest		5,323
Retained earnings		108,423	78,170
Total shareholders’ equity		202,358	162,462
Total liabilities and shareholders’ equity		467,605	377,678
Related Party
Current assets:
Amount due from related parties		28,552	33,116
Current liabilities:
Amount due to a related party		$ 809	$ 1,579

[1]	The balance of goodwill may be further changed after completing the Purchase Price Valuation (“PPA”) report by the certified valuer.